INCOME TAXES - Disclosure of detailed information about significant temporary differences, unused tax credits, and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Unrecognized deferred tax assets	$ 12,696	$ 6,688
Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	32,532
No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	17,707
Mineral expenditures and other capital assets [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Mineral expenditures and other capital assets [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	11,907
Share issue costs [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	3,065
Share issue costs [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	0
Non-capital losses and others [Member] | Expiry 2026 To 2043 [Member]
Deferred tax assets:
Unrecognized deferred tax assets	29,467
Non-capital losses and others [Member] | No expiry date [Member]
Deferred tax assets:
Unrecognized deferred tax assets	$ 5,800